Related party transactions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 17 — Related party transactions

During the year ended March 31, 2022, the Company provided technical supporting services to Beijing Guo Bao Feng Bio-technology Co. Ltd. (“Beijing Guo Bao Feng”) and Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd., of which Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, had interests and/or was a director, and generated service income of $44,094 and $38,215, respectively. Subsequent to March 31, 2022, Mr. Yu Chang sold all of his interest in Beijing Guo Bao Feng and as a result, Beijing Guo Bao Feng is no longer the Company’s related party.

On September 30, 2022, Bao Feng sold its 100% interest in Dandong BF to Zhong Yuan Nervonic Acid Bio-technology Co. Ltd., of which Yu Chang, the Company’s major shareholder and father of Ting Ting Chang, our Chief Executive Officer and director, is a director, general manager and a major shareholder, for a total consideration of RMB5 million. RMB1million was paid in cash and the balance of RMB4 million was exchanged for a 7% interest in Yanbian Bao Feng Biotechnology Co., Ltd. (“Yanbian BF”), of which Yu Chang is the legal representative and the ultimate majority beneficial shareholder. Yanbian BF was incorporated in the PRC on May 24, 2018 and is in the process of building an extraction factory to extract nervonic acid from Acer truncatum seeds. As a result of the sale, Dandong BF is no longer owned by Bao Feng and is not a subsidiary of the Company.

During the years ended March 31, 2022 and 2023, the following related companies provided the research and development services to the Company:

			Recognized as R&D expenses
Name	Description of R&D project	Contract sum	For the year ended March 31, 2022	For the year ended March 31, 2023
		$	$	$
Dunhua Acer Truncatum Seedling Planting Co. Ltd.	Seedling analysis	109,060	65,436	43,624
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	155,800	116,850	38,950
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	67,306	67,306	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	94,337	75,470	18,867
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	124,640	93,480	31,160
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	Metabolomics testing and analysis	272,650	190,855	81,795

Total		823,793	609,397	214,396

Note 14 — Related party transactions

On December 31, 2020, the Company completed the acquisition of 100% equity interest in Dandong BF from Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, for a total consideration of $1,482,600 (or RMB10,500,000). Details are set out in note 1 under the heading “Acquisition of Dandong BF by BF Beijing”.

During the year ended March 31, 2022, the Company provided technical supporting services to Beijing Guo Bao Feng Bio-technology Co. Ltd. and Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd., both of which Mr. Yu Chang, the Company’s major shareholder and father of Ms. Ting-ting Chang, CEO and director of the Company, has interests and/or is a director, and generated service income of $44,094 and $38,215, respectively.

During the year ended March 31, 2022, the following related companies provided the research and development services to the Company:

Name	Description of R&D project	Contract sum	% of Completion	Recognized as R&D expenses	Outstanding contract sum
		$		$	$
Dunhua Acer Truncatum Seedling Planting Co. Ltd.	Seedling analysis	109,060	70%	65,436	43,624
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	155,800	75%	116,850	38,950
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	Nervonic acid analysis	67,306	100%	67,306	—
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	94,337	80%	75,470	18,867
Ai Rui Tai Ke Fertilizer Co. Ltd.	Chemical elements, lignin, cellulose testing	124,640	75%	93,480	31,160
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	Metabolomics testing and analysis	272,650	70%	190,855	81,795

Total		823,793		609,397	214,396